Note 22 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Gross, Total	$ 68,502
Undistributed Earnings of Foreign Subsidiaries	106,830	$ 117,897
Unrecognized Tax Benefits, Ending Balance	4,048	2,344	$ 1,468
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	4,048	2,344
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	201	224
Recovery of Income Tax Interest and Penalties	69	44
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	494	362
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 43
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Minimum [Member]
Income Tax Return Examination Period (Year)	4 years
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Maximum [Member]
Income Tax Return Examination Period (Year)	7 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Minimum [Member]
Income Tax Return Examination Period (Year)	3 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Maximum [Member]
Income Tax Return Examination Period (Year)	5 years
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Income Tax Return Examination Period (Year)	4 years
UNITED STATES
Undistributed Earnings of Foreign Subsidiaries	$ 10,963	$ 0